                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds
                       Supplement Dated February 26, 2001
                      to Prospectus Dated October 27, 2000
                        Class A, B, C and II Shares of:

  Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
   Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder Multi-
  Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder
Framlington Emerging Markets Fund, Munder Framlington Global Financial Services
   Fund, Munder Framlington Healthcare Fund, Munder Framlington International
                                  Growth Fund

This Prospectus has been reprinted to incorporate the following changes and other non-material changes. If you would like a copy of the Restated Prospectus, please call 1-800-438-5789.

                                POWER PLUS FUND

The Board of Directors of The Munder Funds, Inc. has approved the addition of new portfolio to The Munder Funds, Inc., namely the Munder Power Plus Fund. The prospectus is hereby supplemented with the following information:

1. The following section entitled Risk/Return Summary--Equity Funds is hereby supplemented with the following:

Power Plus Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategy

The Fund pursues it goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from non-regulated energy or power-related activities. The Fund will invest in small, medium and large capitalization companies.

Under normal market conditions, the Fund will invest at least 80% of its total assets in companies that are primarily engaged in non-regulated energy and power activities, which are companies for which at least 50% of its sales, earnings or assets arise from or are dedicated to non-regulated energy or power activities. Energy-related activities may involve:

 . conventional sources of energy such as oil, natural gas and coal, and

 . renewable sources of energy such as geothermal, biomass, solar and wind power.

Power-related activities include:

 . power generation from independent power producers and others, and

 . power technology.

Power technology is broadly defined to encompass all aspects of generating, monitoring, conditioning (i.e., improving power quality) and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an IPO within several years from the time the Fund makes its investment.

The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund.

The advisor selects companies on a "bottom up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The advisor evaluates companies, analyzing a number of factors, including the growth prospects of an energy or power-related company relative to the price of its stock and companies that are at the leading edge of new developments in the energy or power sectors.

SUPPROEQABC&II201

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and completion. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the stock market.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

2. The following section entitled Risk/Return Summary--Fees and Expenses is hereby supplemented with the following:

Power Plus Fund

                  Class A Class B Class II
                  Shares  Shares   Shares
                  ------- ------- --------
Management Fees.    .75%    .75%    .75%
Distribution
 and/or Service
 (12b-1) Fees...    .25%   1.00%   1.00%
Other Expenses
 (1)............    .50%    .50%    .50%
                   -----   -----   -----
Total Annual
 Fund Operating
 Expenses.......   1.50%   2.25%   2.25%
                   =====   =====   =====

                 Class A Class B Class B  Class II Class II
                 Shares  Shares* Shares** Shares*  Shares**
                 ------- ------- -------- -------- --------
1 Year.......... $  699  $  744    $231     $431     $329
3 Years......... $1,005  $1,036    $711     $805     $805

3. The Power Plus Fund is hereby added to the first paragraph of the Glossary, Types of Funds in the More About The Funds section.

4. The following section entitled More About The Funds--Principal Investment Strategies is hereby supplemented with the following:

  Investments in the Energy and Power Sectors by the Power Plus Fund. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

5. The following section entitled Distributions is hereby supplemented with the following:

  The Power Plus Fund pays dividends, if any annually. The Fund distributes its net realized capital gains, if any, at least annually.

6. The following section entitled Management--Investment Advisors and Sub-Advisors is hereby supplemented with the following:

  The Fund's investment advisor is Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009. As of December 31, 2000, the advisor and its affiliates had approximately $47.8 billion in assets under management, of which $27.2 billion were invested in equity securities, $6.5 billion were invested in money market or other short-term instruments, $5.4 billion were invested in other fixed income securities, $1.9 billion were invested in balanced investments and $6.8 billion were invested in non-discretionary assets.

  MCM provides overall investment management for the Power Plus Fund. The advisor also provides research and credit analysis and is responsible for purchases and sales of portfolio securities.

  The advisor is entitled to a fee equal to 0.75% annually of the average daily net assets of the Power Plus Fund.

7. The following section entitled Management--Portfolio Managers is hereby supplemented with the following:

Power Plus Fund
  A team of portfolio managers employed by MCM makes investment decisions for the Fund.

                             CLOSING OF NETNET FUND

Shares of the NetNet Fund are not currently being offered to new investors. Accordingly, the NetNet Fund will only accept orders for the additional purchase of Fund shares by shareholders into accounts with existing NetNet Fund positions.

CHANGE OF NAME AND INVESTMENT STRATEGY OF GROWTH OPPORTUNITIES FUND

The Board of Directors of The Munder Funds, Inc. has changed the name of the Growth Opportunities Fund to the MidCap Select Fund and has approved a change to the investment strategy. The first paragraph in the section entitled Risk/Return Summary--Principal Investment Strategies for the MidCap Select Fund is hereby deleted and replaced with the following:

  The Fund pursues its goal by investing at least 65% of its assets in the equity securities of mid capitalization companies. Mid capitalization companies means companies having a market capitalization with the range of companies included in the S&P MidCap 400(R) Index. As of the date of this prospectus, such capitalizations are between approximately $100 million and $9 billion.

The IPO Risk for the Future Technology Fund, Bio(Tech)/2/ Fund, Digital Economy Fund, International NetNet Fund, Micro-Cap Equity Fund and NetNet Fund in the section entitled Risk/Return Summary--Principal Risks is hereby deleted and replaced with the following:

  .IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

In the section entitled Risk/Return Summary--Performance the bar chart for each respective Fund is hereby supplemented with the following:

Balanced Fund, Equity Income Fund, International Equity Fund, Micro-Cap Equity Fund, NetNet Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Framlington Emerging Markets Fund

  Performance of Class B and Class C Shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

Multi-Season Growth Fund

  Performance of Class A and Class C Shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

Framlington Healthcare Fund and Framlington International Growth Fund

  Performance of Class A and Class B Shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

In the section entitled Risk/Return Summary--Performance the average annual total return tables for each respective Fund is hereby supplemented with the following:

Balanced Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-------------------------------------------------------------------------------
                                                            5        Since
                                                   1 Year Years  Inception(/1/)
-------------------------------------------------------------------------------
60% S&P 500(R) Index/
20% Lehman Aggregate Bond/20% Lehman
Credit Index(/2/)                                  11.74% 20.17%  15.85%(/3/)
60% S&P 500(R) Index/
20% Lehman Aggregate Bond/20% Lehman Credit Index                 18.90%(/4/)
60% S&P 500(R) Index/
20% Lehman Aggregate Bond/20% Lehman Credit Index                 17.47%(/5/)

--------
(1) The inception dates for the Class A, Class B and Class C shares are 4/30/93, 6/21/94 and 1/24/96, respectively.
(2) The Lehman Brothers Aggregate Bond Index is unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Fund has changed its secondary index from a composite of 60% S&P 500(R)/40% Lehman Brothers Gov't/Credit Index to a composite of 60% S&P 500(R) Index/20% Lehman Brothers Aggregate Bond Index/20% Lehman Brothers Credit Index which better represents the market in which the Fund invests.
(3) Index return is for Class A shares.
(4) Index return is for Class B shares.
(5) Index return is for Class C shares.

Equity Income Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-----------------------------------------------------------------------------------------------
                              1                         5                            Since
                            Year                      Years                      Inception(/1/)
-----------------------------------------------------------------------------------------------
Russell 1000(R)
Value Index(/2/)            7.34%                     23.07%                      20.36%(/3/)
Russell 1000(R)
Value Index                                                                       20.36%(/4/)
Russell 1000(R)
Value Index                                                                       19.53%(/5/)

--------
(1) The inception dates for the Class A, Class B and Class C shares are 8/8/94, 8/9/9/94 and 12/5/95, respectively.
(2) The Russell 1000(R) Value Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Value Index which better represents the market in which the Fund invests.
(3) Index return is for Class A shares.
(4) Index return is for Class B shares.
(5) Index return is for Class C shares.

Focus Growth Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-------------------------------------------------------------------------------------------
                                                                                   Since
                                                                                 Inception
                                                1 Year                           (11/11/98)
-------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index(/1/)               33.14%                             29.56%

--------
(1) The Russell 1000(R) Growth Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Growth Index, which better represents the market in which the Fund typically invests.

NetNet Fund

Average Annual Total Return
(for the periods ended December 31, 1999)
-------------------------------------------------------------------------------

                                                                           Since
                                                 1 Year                Inception(/1/)
-------------------------------------------------------------------------------
S&P 500(R) Index(/2/)                             21.04%                 29.64%(/3/)
S&P 500(R) Index                                                         20.46%(/4/)
S&P 500(R) Index                                                         25.61%(/5/)
Inter@ctive Week Internet Index 100(/2/)         168.29%                 84.84%(/3/)
Inter@ctive Week Internet Index 100                                     172.11%(/4/)
Inter@ctive Week Internet Index 100                                     213.90%(/5/)

--------
(1) The inception dates for the Class A, Class B and Class C shares are 8/19/96, 6/1/98 and 11/3/98, respectively.
(2) Standard & Poor's 500 Composite Price Index is a widely recognized unmanaged index of U.S. stock market activity. The Inter@ctive Week Internet Index 100 is an unmanaged index of 100 companies considered by Inter@ctive Week magazine to be key drivers in the internet industry. The Fund has changed its primary index from the Russell 2000(R) Index to the S&P 500(R) Index which better represents the market in which the Fund typically invests.
(3) Index return is for Class A shares.
(4) Index return is for Class B shares.
(5) Index return is for Class C shares.

Small-Cap Value Fund

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------------------------------------------------

                                                                               Since
                                             1 Year                        Inception(/1/)
--------------------------------------------------------------------------------
Russell 2000(R) Value Index(/2/)             (1.49)%                         6.33%(/3/)
Russell 2000(R) Value Index                                                  6.17%(/4/)
Russell 2000(R) Value Index                                                  6.33%(/5/)
Russell 2000(R) Index(/2/)                    21.26%                        12.71%(/3/)
                                                                            14.09%(/4/)
                                                                            12.71%(/5/)

--------
(1) The inception dates for the Class A, Class B and Class C shares are 1/10/97, 2/11/97 and 1/13/97, respectively.
(2) The Russell 2000(R) Value Index is an index which measures the performance of those Russell 2000(R) companies (the 2,000 smallest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. The Fund has changed its primary market index from the Russell 2000(R) Index to the Russell 2000(R) Value Index which better represents the market in which the Fund invests.
(3) Index return is for Class A shares.
(4) Index return is for Class B shares.
(5) Index return is for Class C shares.

Small Company Growth Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-------------------------------------------------------------------------------------------------
                                                          5                            Since
                             1 Year                     Years                      Inception(/1/)
-------------------------------------------------------------------------------------------------
Russell 2000(R)
Growth Index(/2/)            43.10%                     18.98%                      15.12%(/3/)
Russell 2000(R)
Growth Index                                                                        16.90%(/4/)
Russell 2000(R)
Growth Index                                                                        15.53%(/5/)
Russell 2000(R)                                                                          16.69%
 Index(/2/)                  21.26%                     16.69%                      14.53%(/3/)

--------
(1) The inception dates for the Class A, Class B and Class C shares are 11/23/92, 4/28/94 and 9/26/95, respectively.
(2) The Russell 2000(R) Growth Index is an index which measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth rates. The Fund has changed its primary market index from the Russell 2000(R) Index to the Russell 2000(R) Growth Index which better represents the market in which the Fund typically invests.
(3) Index return is for Class A shares.
(4) Index return is for Class B shares.
(5) Index return is for Class C shares.

Framlington Emerging Markets Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

---------------------------------------------------------------------------------------
                                                                             Since
                                                1 Year                   Inception(/1/)
---------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index(/2/)           66.41%                     0.96%(/1/)
MSCI Emerging Markets Free Index                                          (0.49)%(/4/)
MSCI Emerging Markets Free Index                                           0.96%(/5/)
MSCI Emerging Markets Index(/2/)                68.82%                     1.80%(/3/)
MSCI Emerging Markets Index                                               0.44%(/4/)
MSCI Emerging Markets Index                                                1.37%(/5/)

--------
(1) The inception dates for the Class A, Class B and Class C shares are 1/14/97, 2/25/97 and 3/3/97, respectively.
(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index used to measure common stock price movement of freely investable opportunities for foreign investors in emerging market countries. The Fund has changed its primary market index from the MSCI Emerging Markets Index to the MSCI Emerging Markets Free Index which better represents the market in which the Fund invests.
(3) Index return is for Class A shares.
(4) Index return is for Class B shares.
(5) Index return is for Class C shares.

Framlington Global Financial Services Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                       Inception
                                          1 Year                                       (6/24/98)
------------------------------------------------------------------------------------------------
MSCI World Index(/1/)                     25.34%                                        32.85%

--------
(1) The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries.

Framlington Healthcare Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-----------------------------------------------------------------------------------------------
                                          1                                          Since
                                        Year                                     Inception(/1/)
-----------------------------------------------------------------------------------------------
MSCI World Index(/2/)                   25.34%                                    22.46%(/3/)
MSCI World Index                                                                  22.23%(/4/)
MSCI World Index                                                                  22.23%(/5/)

--------
(1) The inception dates for the Class A, Class B and Class C shares are 2/14/97, 1/31/97 and 1/13/97, respectively.
(2) The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries. The Fund has changed the index to which it is compared to better represent the market in which the it invests. Previously, the Fund was compared to the S&P Healthcare Composite.
(3) Index return is for Class A shares.
(4) Index return is for Class B shares.
(5) Index return is for Class C shares.
In the section entitled Risk/Return Summary--Fees and Expenses the examples for the Digital Economy Fund are hereby deleted in their entirety and replaced with the following:

                                      Class A Class B Class B  Class II Class II
                                      Shares  Shares* Shares** Shares*  Shares**
                                      ------- ------- -------- -------- --------
1 Year............................... $  699  $  744    $231     $431     $329
3 Years.............................. $1,005  $1,036    $711     $805     $805

In the section entitled Risk/Return Summary--Fees and Expenses the fees and expenses and examples for the Future Technology Fund are hereby deleted in their entirety and replaced with the following:

Future Technology Fund

                  Class A Class B Class II
                  Shares  Shares   Shares
                  ------- ------- --------
Management Fees.   1.00%   1.00%   1.00%
Distribution
 and/or Service
 (12b-1) Fees...    .25%   1.00%   1.00%
Other Expenses
 (4)............    .59%    .59%    .59%
                   -----   -----   -----
Total Annual
 Fund Operating
 Expenses(4)....   1.84%   2.59%   2.59%
                   =====   =====   =====

                 Class A Class B    Class B    Class II Class II
                 Shares  Shares*    Shares**   Shares*  Shares**
                 ------- -------    --------   -------- --------
1 Year.......... $  733  $  777      $  265     $  465   $  364
3 Years......... $1,106  $1,137      $  815     $  908   $  908
5 Years......... $1,503  $1,616      $1,391     $1,478   $1,478
10 Years........ $2,608  $2,768***   $2,768***  $3,025   $3,025

--------
(4) The expenses have been restated for the current fiscal year to reflect an increase in general operating expenses for the Future Technology Fund.

                                YOUR INVESTMENT

In the section entitled Your Investment--Shareholder Privileges the first sentence of the Reinvestment Privilege is hereby deleted and replaced with the following:

  For 60 days after you sell shares of any Munder Fund except the Munder NetNet Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV.

                           DISTRIBUTION ARRANGEMENTS

The paragraphs in the section entitled Distribution Arrangements--Other Information are hereby deleted in their entirety and replaced with the following:

  In addition to paying 12b-1 fees, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

  The Funds' service providers, or any of their affiliates may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

  Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

                                   MANAGEMENT

The Management--Portfolio Managers section in the prospectus with respect to the Equity Income Fund is hereby deleted in its entirety and replaced with the following:

  Otto Hinzmann, Jr. and John Adams jointly manage the Fund. Mr. Hinzmann, Vice President and Director of Equity Management of MCM or of old MCM, Inc., the predecessor to MCM, since January 1987, has been the Fund's portfolio manager since February 1995. Mr. Adams, Senior Portfolio Manager of MCM has been a co-manager of the Fund since 2000. His responsibilities since joining MCM's predecessor in 1987 involve management of equity and balanced portfolios.

The Management--Portfolio Managers section in the prospectus with respect to the Framlington Healthcare Fund is hereby deleted in its entirety and replaced with the following:

  A team of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Antony Milford, head of the Specialist Desk for Framlington, has been the Fund's primary portfolio manager since the Fund's inception. Mr. Milford has managed funds for Framlington since 1971.

                                The Munder Funds
                       Supplement Dated February 26, 2001
                      to Prospectus Dated October 27, 2000
                          Class A, B and C Shares of:

   Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond
                                     Fund,
    Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund,
      Munder Tax-Free Bond Fund and Munder Tax-Free Intermediate Bond Fund

This Prospectus has been reprinted to incorporate the following changes and other non-material changes. If you would like a copy of the Restated Prospectus, please call 1-800-438-5789.

The last paragraph in the section entitled Risk/Return Summary--Principal Investment Strategies for the Bond Fund and Intermediate Bond Fund is hereby deleted and replaced with the following:

  The Fund will generally purchase only fixed income securities that are rated investment grade or better, of if unrated, are of comparable quality.

The second to last paragraph in the section entitled Risk/Return Summary-- Principal Investment Strategies for the International Bond Fund is hereby deleted and replaced with the following:

  The Fund will generally purchase fixed income securities that are rated investment grade or better and the portfolio's dollar weighted average maturity will generally range between three and fifteen years.

The following section entitled Risk/Return Summary-Performance in the prospectus with respect to the bar chart and average annual total return table for the Bond Fund is hereby supplemented with the following:

  Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

Average Annual Total Return
(for the periods ended December 31, 1999)

------------------------------------------------------------------------------------------
                                                                        5       Since
                                                              1 Year  Years Inception(/1/)
------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(/2/)                              (0.83)% 7.73%   6.42%(/3/)
Lehman Aggregate Bond Index                                                   6.06%(/4/)
Lehman Aggregate Bond Index                                                   6.06%(/5/)
50% Lehman Aggregate Bond Index/50% Lehman Credit Index(/2/)  (1.38)% 7.96%   6.67%(/3/)
50% Lehman Aggregate Bond Index/50% Lehman Credit Index                       6.04%(/4/)
50% Lehman Aggregate Bond Index/50% Lehman Credit Index                       6.04%(/5/)

--------
(1) The inception dates for Class A, Class B and Class C shares are 12/9/92, 3/13/96 and 3/25/96, respectively.
(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or better. The Lehman Brothers Government/Credit Index is a weighted composite of (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Credit Index (formerly Lehman Brothers Corporate Bond Index), which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The Fund has changed its primary market index from the Lehman Brothers Government/Credit Index to the Lehman Brothers Aggregate Bond Index which better represents the market in which the Fund invests.
(3) Index return for A shares.
(4) Index return for B shares.
(5) Index return for C shares.

SUPPROINCABC201

The following section entitled Risk/Return Summary-Performance in the prospectus with respect to the bar chart for the Intermediate Bond Fund, International Bond and Tax-Free Short-Intermediate Bond is hereby supplemented with the following:

  Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

The following section entitled Risk/Return Summary-Performance in the prospectus with respect to the bar chart and average annual total return table for the U.S. Government Income Fund is hereby supplemented with the following:

  Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

Average Annual Total Return
(for the periods ended December 31, 1999)

----------------------------------------------------------------------------------------
                                                          5                   Since
                                    1 Year              Years             Inception(/1/)
----------------------------------------------------------------------------------------
Lehman Gov't Bond Index(/2/)        (2.23)%             7.44%               6.63%(/3/)
Lehman Gov't Bond Index                                                     5.68%(/4/)
Lehman Gov't Bond Index                                                     6.44%(/5/)

--------
(1) The inception dates for Class A, Class B and Class C shares are 7/28/94, 9/6/95 and 8/12/96, respectively.
(2) The Lehman Brothers Government Bond Index is an unmanaged index which comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations and corporate debt affiliated by the U.S. Government. The Fund has changed its primary market index from the Lehman Brothers Government/Credit Index to the Lehman Brothers Government Bond Index which better represents the market in which the Fund invests.
(3) Index return for A shares.
(4) Index return for B shares.
(5) Index return for C shares.

The following section entitled Risk/Return Summary-Performance in the prospectus with respect to the bar chart and average annual total return table for the Michigan Tax-Free Bond Fund is hereby supplemented with the following:

  Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

Average Annual Total Return
(for the periods ended December 31, 1999)

---------------------------------------------------------------------------------
                                                           5           Since
                                             1 Year      Years     Inception(/1/)
---------------------------------------------------------------------------------
1/3 Lehman Muni 20 Year/                     (2.81)%     7.40%       5.45%(/3/)
 1/3 Lehman Muni 15 Year/ 1/3 Lehman Muni
 10 Year(/2/)
1/3 Lehman Muni 20 Year/                                             6.17%(/4/)
 1/3 Lehman Muni 15 Year/ 1/3 Lehman Muni
 10 Year
1/3 Lehman Muni 20 Year/                                             4.88%(/5/)
 1/3 Lehman Muni 15 Year/ 1/3 Lehman Muni
 10 Year

--------
(1) The inception dates for Class A, Class B and Class C shares are 2/15/94, 7/5/94 and 10/4/96, respectively.
(2) The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 20-year Municipal Bond Index are performance benchmarks for the long-term investment grade tax-exempt bond market.
(3) Index return for A shares.
(4) Index return for B shares.
(5) Index return for C shares.

The following section entitled Risk/Return Summary-Performance in the prospectus with respect to the bar chart and average annual total return table for the Michigan Tax-Free Bond Fund is hereby supplemented with the following:

  Performance of Class A and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

Average Annual Total Return
(for the periods ended December 31, 1999)

---------------------------------------------------------------------------------
                                                           5           Since
                                             1 Year      Years     Inception(/1/)
---------------------------------------------------------------------------------
1/3 Lehman Muni 20 Year/                     (2.81)%     7.40%       5.12%(/3/)
 1/3 Lehman Muni 15 Year/ 1/3 Lehman Muni
 10 Year(/2/)
1/3 Lehman Muni 20 Year/                                             7.37%(/4/)
 1/3 Lehman Muni 15 Year/ 1/3 Lehman Muni
 10 Year
1/3 Lehman Muni 20 Year/                                             2.94%(/5/)
 1/3 Lehman Muni 15 Year/ 1/3 Lehman Muni
 10 Year

--------
(1) The inception dates for Class A, Class B and Class C shares are 10/9/95, 12/6/94 and 7/7/97, respectively.
(2) The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 20-year Municipal Bond Index are performance benchmarks for the long-term investment grade tax-exempt bond market.
(3) Index return for A shares.
(4) Index return for B shares.
(5) Index return for C shares.

The following section entitled Distribution Arrangements-Applicable Sales Charge-Class A Shares in the prospectus with respect to Qualified Employer Sponsored Retirement Plans and UPI Plans and Merrill Lynch Plans is hereby supplemented with the following:

  The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases that meet the above criteria.

The following section entitled Distribution Arrangements-Other Information in the prospectus is hereby deleted in its entirety and replaced with the following:

  In addition to paying 12b-1 fees, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

  The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payments, or payments for other shareholders services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

  Please note Comerica Bank, an affiliate of the advisor receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

                                The Munder Funds
                       Supplement Dated February 26, 2001
                      to Prospectus Dated October 27, 2000
                          Class A, B and C Shares of:

             Munder Cash Investment Fund, Munder Money Market Fund,
  Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund

This Prospectus has been reprinted to incorporate the following changes and other non-material changes. If you would like a copy of the Restated Prospectus, please call 1-800-438-5789.

The following section entitled Risk/Return Summary-Performance with respect to the bar chart for the Money Market Fund is hereby supplemented with the following:

  Performance of Class A and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

The following section entitled Distribution Arrangements-Other Information in the prospectus is hereby deleted in its entirety and replaced with the following:

  In addition to paying 12b-1 fees, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

  The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payments, or payments for other shareholders services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

  Please note Comerica Bank, an affiliate of the advisor receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

SUPPROMM201

                               The Munder Funds
                      Supplement Dated February 26, 2001
                     to Prospectus Dated October 27, 2000
                           Class A and B Shares of:

                           The Munder Fund of Funds
                       (formerly All-Season Aggressive)

This Prospectus has been reprinted to incorporate the following changes and other non-material changes. If you would like a copy of the Restated Prospectus, please call 1-800-438-5789.

The following section entitled Risk/Return Summary-Goal in the prospectus is hereby supplemented with the following:

  This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

The following section entitled Risk/Return Summary-Performance with respect to the bar chart is hereby supplemented with the following:

  Performance of Class B shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

The following section entitled More About the Fund--Asset Allocation Chart in the prospectus is hereby supplemented with the following:

      Power Plus Fund....................................................... 10%

The following section entitled More About the Fund--Description of Underlying Funds in the prospectus is hereby supplemented with the following:

 Power Plus Fund

  The Fund's goal is to provide long-term capital appreciation. The Fund pursues it goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from non-regulated energy or power-related activities. The Fund will invest in small, medium and large capitalization companies. Under normal market conditions, the Fund will invest at least 80% of its total assets in companies that are primarily engaged in non-regulated energy and power activities, which are companies for which at least 50% of its sales, earnings or assets arise from or are dedicated to non-regulated energy or power activities.

The Board of Directors of The Munder Funds, Inc. has changed the name of the Growth Opportunities Fund to the MidCap Select Fund. The following section entitled More About the Fund--Description of Underlying Funds in the prospectus with respect to the MidCap Select Fund (formerly Growth Opportunities Fund) is hereby deleted in its entirety and replaced with the following:

 MidCap Select Fund

  The Fund's goal is to provide long-term capital appreciation. The Fund pursues it goal by investing at least 65% of its assets in the equity securities of mid capitalization companies. Mid capitalization companies means companies having a market capitalization within range of companies included in the S&P MidCap 400(R) Index. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.


SUPPROMFFAB201

The following section entitled More About the Fund- Principal Investment Strategies and Risks in the prospectus is hereby supplemented with the following:

  Investments in the Energy and Power Sectors by the Power Plus Fund. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

The following paragraph supplements Sales Charge Waivers-Qualified Employer Sponsored Retirement Plans in the section entitled Distribution Arrangements-Applicable Sales Charge-Class A Shares in the prospectus:

  The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases that meet the above criteria.

The following section entitled Distribution Arrangements-Other Information in the prospectus is hereby deleted in its entirety and replaced with the following:

  In addition to paying 12b-1 fees, the Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

  The Fund's service providers, or any of their affiliates, may, from time to time, make these types of payments, or payments for other shareholders services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

  Please note Comerica Bank, an affiliate of the advisor receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds
                       Supplement Dated February 26, 2001
                      to Prospectus Dated October 27, 2000
                               Class K Shares of:

  Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
   Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder Multi-
Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap
   Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging
    Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond
 Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder
          Cash Investment Fund, Munder Tax-Free Money Market Fund and
                     Munder U.S. Treasury Money Market Fund

This Prospectus has been reprinted to incorporate the following changes and other non-material changes. If you would like a copy of the Restated Prospectus, please call 1-800-438-5789.

                                POWER PLUS FUND

The Board of Directors of The Munder Funds, Inc. has approved the addition of new portfolio to The Munder Funds, Inc., namely the Munder Power Plus Fund. The prospectus is hereby supplemented with the following information:

1. The following section entitled Risk/Return Summary--Equity Funds is hereby supplemented with the following:

Power Plus Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategy

The Fund pursues it goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from non-regulated energy or power-related activities. The Fund will invest in small, medium and large capitalization companies.

Under normal market conditions, the Fund will invest at least 80% of its total assets in companies that are primarily engaged in non-regulated energy and power activities, which are companies for which at least 50% of its sales, earnings or assets arise from or are dedicated to non-regulated energy or power activities. Energy-related activities may involve:

 . conventional sources of energy such as oil, natural gas and coal, and

 . renewable sources of energy such as geothermal, biomass, solar and wind power.

Power-related activities include:

 . power generation from independent power producers and others, and

 . power technology.

Power technology is broadly defined to encompass all aspects of generating, monitoring, conditioning (i.e., improving power quality) and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an IPO within several years from the time the Fund makes its investment.

The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund.
                                       1
SUPPROK201

The advisor selects companies on a "bottom up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The advisor evaluates companies, analyzing a number of factors, including the growth prospects of an energy or power-related company relative to the price of its stock and companies that are at the leading edge of new developments in the energy or power sectors.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and completion. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the stock market.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

2. The following section entitled Risk/Return Summary--Fees and Expenses is hereby supplemented with the following:

Power Plus Fund

Management Fees..................  .75%
Other Expenses...................
Shareholder Servicing Fees.......  .25%
Other Operating Expenses (1).....  .50%
                                  -----
Total Other Expenses.............  .75%
                                  -----
Total Annual Fund Operating Ex-
 penses.......................... 1.50%
                                  =====

1 Year.................. $154
3 Years................. $477

3. The Power Plus Fund is hereby added to the first paragraph of the Glossary, Types of Funds in the More About The Funds section.

4. The following section entitled More About The Funds--Principal Investment Strategies is hereby supplemented with the following:

  Investments in the Energy and Power Sectors by the Power Plus Fund. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

5. The following section entitled Distributions is hereby supplemented with the following:

  The Power Plus Fund pays dividends, if any annually. The Fund distributes its net realized capital gains, if any, at least annually.

6. The following section entitled Management--Investment Advisors and Sub-Advisors is hereby supplemented with the following:

  The Fund's investment advisor is Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009. As of December 31, 2000, the advisor and its affiliates had approximately $47.8 billion in assets under management, of which $27.2 billion were invested in equity securities, $6.5 billion were invested in money market or other short-term instruments, $5.4 billion were invested in other fixed income securities, $1.9 billion were invested in balanced investments and $6.8 billion were invested in non-discretionary assets.

  MCM provides overall investment management for the Power Plus Fund. The advisor also provides research and credit analysis and is responsible for purchases and sales of portfolio securities.

  The advisor is entitled to a fee equal to 0.75% annually of the average daily net assets of the Power Plus Fund.

7. The following section entitled Management-Portfolio Managers is hereby supplemented with the following:

Power Plus Fund
  A team of portfolio managers employed by MCM makes investment decisions for the Fund.

      CHANGE OF NAME AND INVESTMENT STRATEGY OF GROWTH OPPORTUNITIES FUND

The Board of Directors of The Munder Funds, Inc. has changed the name of the Growth Opportunities Fund to the MidCap Select Fund and has approved a change to the investment strategy. The first paragraph in the section entitled Risk/Return Summary--Principal Investment Strategies for the MidCap Select Fund is hereby deleted and replaced with the following:

  The Fund pursues its goal by investing at least 65% of its assets in the equity securities of mid capitalization companies. Mid capitalization companies means companies having a market capitalization with the range of companies included in the S&P MidCap 400(R) Index. As of the date of this prospectus, such capitalizations are between approximately $100 million and $9 billion.

                              RISK/RETURN SUMMARY

The IPO Risk for the Future Technology Fund, Bio(Tech)/2/ Fund, Digital Economy Fund, International NetNet Fund, Micro-Cap Equity Fund and NetNet Fund in the section entitled Risk/Return Summary--Principal Risks is hereby deleted and replaced with the following:

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

The last paragraph in the section entitled Risk/Return Summary--Principal Investment Strategies for the Bond Fund and Intermediate Bond Fund is hereby deleted and replaced with the following:

  The Fund will generally purchase only fixed income securities that are rated investment grade or better, of if unrated, are of comparable quality.

The second to last paragraph in the section entitled Risk/Return Summary-- Principal Investment Strategies for the International Bond Fund is hereby deleted and replaced with the following:

  The Fund will generally purchase fixed income securities that are rated investment grade or better and the portfolio's dollar weighted average maturity will generally range between three and fifteen years.

In the section entitled Risk/Return Summary--Performance the average annual total return tables for each respective Fund is hereby supplemented with the following:

Balanced Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

---------------------------------------------------------------------------
                                                                    Since
                                                             5    Inception
                                                    1 Year Years  (4/16/93)
---------------------------------------------------------------------------
60% S&P 500(R) Index/20% Lehman Aggregate Bond/20%
Lehman Credit Index(/1/)                            11.74% 20.17%  15.85%

--------
(1) The Lehman Brothers Aggregate Bond Index is unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Fund has changed its secondary index from a composite of 60% S&P 500(R)/40% Lehman Brothers Gov't/Credit Index to a composite of 60% S&P 500(R) Index/20% Lehman Brothers Aggregate Bond Index/20% Lehman Brothers Credit Index which better represents the market in which the Fund invests.

Equity Income Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-----------------------------------------------------------------------------------------------
                                                                                        Since
                                  1                          5                        Inception
                                 Year                      Years                      (7/5/94)
-----------------------------------------------------------------------------------------------
Russell 1000(R) Value
Index(/1/)                       7.34%                     23.07%                       20.65%

--------
(1) The Russell 1000(R) Value Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Value Index which better represents the market in which the Fund invests.

Focus Growth Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-------------------------------------------------------------------------------------------
                                                                                   Since
                                                  1                              Inception
                                                Year                             (11/11/98)
-------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index(/1/)               33.14%                             29.56%

--------
(1) The Russell 1000(R) Growth Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Growth Index, which better represents the market in which the Fund typically invests.

Small-Cap Value Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-------------------------------------------------------------------------------------------
                                                                                   Since
                                                 1                               Inception
                                               Year                              (12/31/96)
-------------------------------------------------------------------------------------------
Russell 2000(R) Index(/1/)                     21.26%                              13.08%
Russell 2000(R) Value Index(/1/)               (1.49)%                             6.69%

--------
(1) The Russell 2000(R) Value Index is an index which measures the performance of those Russell 2000(R) companies (the 2,000 smallest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. The Fund has changed its primary market index from the Russell 2000(R) Index to the Russell 2000(R) Value Index which better represents the market in which the Fund invests.

Small Company Growth Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

--------------------------------------------------------------------------------------------------
                                                                                          Since
                                1                            5                          Inception
                              Year                         Years                        (11/23/92)
--------------------------------------------------------------------------------------------------
Russell 2000(R)
Index(/1/)                    21.26%                       16.69%                         14.53%
Russell 2000(R)
Growth Index(/1/)             43.10%                       18.98%                         15.12%

--------
(1) The Russell 2000(R) Growth Index is an index which measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth rates. The Fund has changed its primary market index from the Russell 2000(R) Index to the Russell 2000(R) Growth Index which better represents the market in which the Fund typically invests.

Framlington Emerging Markets Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

----------------------------------------------------------------------------------------
                                                                                 Since
                                                    1                          Inception
                                                  Year                         (1/10/97)
----------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index(/1/)             66.41%                         0.96%
MSCI Emerging Markets Index(/1/)                  68.82%                         1.80%

--------
(1) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index used to measure common stock price movement of freely investable opportunities for foreign investors in emerging market countries. The Fund has changed its primary market index from the MSCI Emerging Markets Index to the MSCI Emerging Markets Free Index which better represents the market in which the Fund invests.

Framlington Global Financial Services Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                       Inception
                                          1 Year                                       (6/24/98)
------------------------------------------------------------------------------------------------
MSCI World Index(/1/)                     25.34%                                        32.85%

--------
(1) The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries.

Framlington Healthcare Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                       Inception
                                          1 Year                                        (4/1/97)
------------------------------------------------------------------------------------------------
MSCI World Index(/1/)                     25.34%                                        23.44%

--------
(1) The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries. The Fund has changed the index to which it is compared to better represent the market in which the it invests. Previously, the Fund was compared to the S&P Healthcare Composite.

Bond Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-------------------------------------------------------------------------------
                                                                       Since
                                                                 5   Inception
                                                       1 Year  Years (11/23/92)
-------------------------------------------------------------------------------
Lehman Aggregate Bond  Index(/1/)                      (0.83)% 7.73%   6.58%
50% Lehman Aggregate Bond Index/50% Lehman Credit In-
dex                                                    (1.83)% 7.96%   6.85%

--------
(1) The Lehman Brothers Aggregate Bond Index is unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Fund has changed its primary market index from the Lehman Brothers Government/Credit Index to the Lehman Brothers Aggregate Bond Index which better represents the market in which the Fund invests.

U.S. Government Income Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-----------------------------------------------------------------------------------------
                                                                                  Since
                                                              5                 Inception
                                      1 Year                Years               (7/5/94)
-----------------------------------------------------------------------------------------
Lehman Gov't Bond Index (/1/)         (2.23)%               7.44%                 6.63%

--------
(1) The Lehman Brothers Government Bond Index is unmanaged index which is comprised of all publicly issued, non-convertible debt of the U.S. government or agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government. The Fund has changed its primary market index from the Lehman Brothers Government/Credit Index to the Lehman Brothers Government Bond Index which better represents the market in which the Fund invests.

Michigan Tax-Free Bond Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-------------------------------------------------------------------------------
                                                                        Since
                                                              5       Inception
                                                1 Year      Years     (1/3/94)
-------------------------------------------------------------------------------
1/3 Lehman Muni 20 Year/ 1/3 Lehman 15 Year/
 1/3 Lehman Muni 10 Year Index(/1/)             (2.81)%     7.40%       4.85%

--------
(1) The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index are performance benchmarks for the long-term investment grade tax-exempt bond market.

Tax-Free Bond Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-------------------------------------------------------------------------------
                                                                        Since
                                                              5       Inception
                                                1 Year      Years      (7/5/94)
-------------------------------------------------------------------------------
1/3 Lehman Muni 20 Year/ 1/3 Lehman 15 Year/
 1/3 Lehman Muni 10 Year Index(/1/)             (2.81)%     7.40%       6.17%

--------
(1) The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index are performance benchmarks for the long-term investment grade tax-exempt bond market.

In the section entitled Risk/Return Summary--Fees and Expenses the fees and expenses and examples for the Future Technology Fund are hereby deleted in their entirety and replaced with the following:

Future Technology Fund

Management Fees.......................................... 1.00%   1 Year   $189
Other Expenses...........................................        3 Years   $584
 Shareholder Servicing Fees..............................   25%  5 Years $1,004
 Other Operating Expenses (4)............................   59% 10 Years $2,173
                                                          -----
Total Other Expenses.....................................   84%
                                                          -----
Total Annual Fund Operating Expenses (4)................. 1.84%
                                                          =====

--------
(4) The expenses have been restated for the current fiscal year to reflect an increase in general operating expenses for the Future Technology Fund.

                                   MANAGEMENT

The Management--Portfolio Managers section in the prospectus with respect to the Equity Income Fund is hereby deleted in its entirety and replaced with the following:

  Otto Hinzmann, Jr. and John Adams jointly manage the Fund. Mr. Hinzmann, Vice President and Director of Equity Management of MCM or of old MCM, Inc., the predecessor to MCM, since January 1987, has been the Fund's portfolio manager since February 1995. Mr. Adams, Senior Portfolio Manager of MCM has been a co-manager of the Fund since 2000. His responsibilities since joining MCM's predecessor in 1987 involve management of equity and balanced portfolios.

The Management--Portfolio Managers section in the prospectus with respect to the Framlington Healthcare Fund is hereby supplemented with the following:

  A team of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Antony Milford, head of the Specialist Desk for Framlington, has been the Fund's primary portfolio manager since the Fund's inception. Mr. Milford has managed funds for Framlington since 1971.

SUPPROMMFY201
                               The Munder Funds
                      Supplement Dated February 26, 2001
                     to Prospectus Dated October 27, 2000
                              Class Y Shares of:

                           The Munder Fund of Funds
                       (formerly All-Season Aggressive)

This Prospectus has been reprinted to incorporate the following changes and other non-material changes. If you would like a copy of the Restated Prospectus, please call 1-800-438-5789.

The following section entitled Risk/Return Summary-Goal in the prospectus is hereby supplemented with the following:

  This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

The following section entitled More About the Fund- Asset Allocation Chart in the prospectus is hereby supplemented with the following:

      Power Plus Fund....................................................... 10%

The following section entitled More About the Fund- Description of Underlying Funds in the prospectus is hereby supplemented with the following:

 Power Plus Fund

  The Fund's goal is to provide long-term capital appreciation. The Fund pursues it goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from non-regulated energy or power-related activities. The Fund will invest in small, medium and large capitalization companies. Under normal market conditions, the Fund will invest at least 80% of its total assets in companies that are primarily engaged in non-regulated energy and power activities, which are companies for which at least 50% of its sales, earnings or assets arise from or are dedicated to non-regulated energy or power activities.

The Board of Directors of The Munder Funds, Inc. has changed the name of the Growth Opportunities Fund to the MidCap Select Fund. The following section entitled More About the Fund- Description of Underlying Funds in the prospectus with respect to the MidCap Select Fund (formerly Growth Opportunities Fund) is hereby deleted in its entirety and replaced with the following:

 MidCap Select Fund

  The Fund's goal is to provide long-term capital appreciation. The Fund pursues it goal by investing at least 65% of its assets in the equity securities of mid capitalization companies. Mid capitalization companies means companies having a market capitalization within range of companies included in the S&P MidCap 400(R) Index. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The following section entitled More About the Fund- Principal Investment Strategies and Risks in the prospectus is hereby supplemented with the following:

  Investments in the Energy and Power Sectors by the Power Plus Fund. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds
                       Supplement Dated February 26, 2001
                      to Prospectus Dated October 27, 2000
                               Class Y Shares of:

  Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
   Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder Multi-
  Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder
Framlington Emerging Markets Fund, Munder Framlington Global Financial Services
   Fund, Munder Framlington Healthcare Fund, Munder Framlington International
      Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan
     Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund
  Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund

This Prospectus has been reprinted to incorporate the following changes and other non-material changes. If you would like a copy of the Restated Prospectus, please call 1-800-438-5789.

                                POWER PLUS FUND

The Board of Directors of The Munder Funds, Inc. has approved the addition of new portfolio to The Munder Funds, Inc., namely the Munder Power Plus Fund. The prospectus is hereby supplemented with the following information:

1. The following section entitled Risk/Return Summary--Equity Funds is hereby supplemented with the following:

Power Plus Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

This goal is non-fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategy

The Fund pursues it goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from non-regulated energy or power-related activities. The Fund will invest in small, medium and large capitalization companies.

Under normal market conditions, the Fund will invest at least 80% of its total assets in companies that are primarily engaged in non-regulated energy and power activities, which are companies for which at least 50% of its sales, earnings or assets arise from or are dedicated to non-regulated energy or power activities. Energy-related activities may involve:

 . conventional sources of energy such as oil, natural gas and coal, and

 . renewable sources of energy such as geothermal, biomass, solar and wind power.

Power-related activities include:

 . power generation from independent power producers and others, and

 . power technology.

Power technology is broadly defined to encompass all aspects of generating, monitoring, conditioning (i.e., improving power quality) and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an IPO within several years from the time the Fund makes its investment.

The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund.

SUPPROY201

The advisor selects companies on a "bottom up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The advisor evaluates companies, analyzing a number of factors, including the growth prospects of an energy or power-related company relative to the price of its stock and companies that are at the leading edge of new developments in the energy or power sectors.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and completion. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the stock market.

Performance

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

2. The following section entitled Risk/Return Summary--Fees and Expenses is hereby supplemented with the following:

Power Plus Fund

Management Fees..................  .75%
Other Expenses
 Shareholder Servicing Fees......  .25%
 Other Operating Expenses (1)....  .50%
                                  -----
Total Other Expenses.............  .75%
                                  -----
Total Annual Fund Operating Ex-
 penses.......................... 1.50%
                                  =====

1 Year.................. $154
3 Years................. $477

3. The Power Plus Fund is hereby added to the first paragraph of the Glossary, Types of Funds in the More About The Funds section.

4. The following section entitled More About The Funds--Principal Investment Strategies is hereby supplemented with the following:

  Investments in the Energy and Power Sectors by the Power Plus Fund. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

5. The following section entitled Distributions is hereby supplemented with the following:

  The Power Plus Fund pays dividends, if any annually. The Fund distributes its net realized capital gains, if any, at least annually.

6. The following section entitled Management--Investment Advisors and Sub-Advisors is hereby supplemented with the following:

  The Fund's investment advisor is Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009. As of December 31, 2000, the advisor and its affiliates had approximately $47.8 billion in assets under management, of which $27.2 billion were invested in equity securities, $6.5 billion were invested in money market or other short-term instruments, $5.4 billion were invested in other fixed income securities, $1.9 billion were invested in balanced investments and $6.8 billion were invested in non-discretionary assets.

  MCM provides overall investment management for the Power Plus Fund. The advisor also provides research and credit analysis and is responsible for purchases and sales of portfolio securities.

  The advisor is entitled to a fee equal to 0.75% annually of the average daily net assets of the Power Plus Fund.

7. The following section entitled Management--Portfolio Managers is hereby supplemented with the following:

  Power Plus Fund

  A team of portfolio managers employed by MCM makes investment decisions for the Fund.

      CHANGE OF NAME AND INVESTMENT STRATEGY OF GROWTH OPPORTUNITIES FUND

The Board of Directors of The Munder Funds, Inc. has changed the name of the Growth Opportunities Fund to the MidCap Select Fund and has approved a change to the investment strategy. The first paragraph in the section entitled Risk/Return Summary--Principal Investment Strategies for the MidCap Select Fund is hereby deleted and replaced with the following:

  The Fund pursues its goal by investing at least 65% of its assets in the equity securities of mid capitalization companies. Mid capitalization companies means companies having a market capitalization with the range of companies included in the S&P MidCap 400(R) Index. As of the date of this prospectus, such capitalizations are between approximately $100 million and $9 billion.

                             CLOSING OF NETNET FUND

Shares of the NetNet Fund are not currently being offered to new investors. Accordingly, the NetNet Fund will only accept orders for the additional purchase of Fund shares by shareholders into accounts with existing NetNet Fund positions.

RISK/RETURN SUMMARY

The IPO Risk for the Future Technology Fund, Bio(Tech)/2/ Fund, Digital Economy Fund, International NetNet Fund, Micro-Cap Equity Fund and NetNet Fund in the section entitled Risk/Return Summary--Principal Risks is hereby deleted and replaced with the following:

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

The last paragraph in the section entitled Risk/Return Summary--Principal Investment Strategies for the Bond Fund and Intermediate Bond Fund is hereby deleted and replaced with the following:

  The Fund will generally purchase only fixed income securities that are rated investment grade or better, of if unrated, are of comparable quality.

The second to last paragraph in the section entitled Risk/Return Summary-- Principal Investment Strategies for the International Bond Fund is hereby deleted and replaced with the following:

  The Fund will generally purchase fixed income securities that are rated investment grade or better and the portfolio's dollar weighted average maturity will generally range between three and fifteen years.

In the section entitled Risk/Return Summary--Performance the average annual total return tables for each respective Fund is hereby supplemented with the following:

Balanced Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

------------------------------------------------------------------------------------------------
                                                                                         Since
                                                              5                        Inception
                                 1 Year                     Years                      (4/13/93)
------------------------------------------------------------------------------------------------
60% S&P 500(R) Index/
20% Lehman
Aggregate Bond/
20% Lehman
Credit Index(/1/)                11.74%                     20.17%                      15.85%

--------
(1) The Lehman Brothers Aggregate Bond Index is unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Fund has changed its secondary index from a composite of 60% S&P 500(R)/40% Lehman Brothers Gov't/Credit Index to a composite of 60% S&P 500(R) Index/20% Lehman Brothers Aggregate Bond Index/20% Lehman Brothers Credit Index which better represents the market in which the Fund invests.

Equity Income Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-----------------------------------------------------------------------------------------------------
                                                                                              Since
                                 1                             5                            Inception
                               Year                          Years                          (7/5/94)
-----------------------------------------------------------------------------------------------------
Russell 1000(R)
 Value Index(/1/)              7.34%                         23.07%                          20.65%

--------
(1) The Russell 1000(R) Value Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Value Index which better represents the market in which the Fund invests.

Focus Growth Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

----------------------------------------------------
                                            Since
                                     1    Inception
                                   Year   (11/11/98)
----------------------------------------------------
Russell 1000(R) Growth Index(/1/)  33.14%   29.56%

--------
(1) The Russell 1000(R) Growth Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Growth Index, which better represents the market in which the Fund typically invests.

NetNet Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-----------------------------------------------------------
                                                    Since
                                                  Inception
                                          1 Year  (6/1/98)
-----------------------------------------------------------
S&P 500(R) Index(/1/)                      21.04%   20.46%
Inter@ctive Week Internet Index 100(/1/)  168.29%  172.11%

--------
(1) Standard & Poor's 500 Composite Price Index is a widely recognized unmanaged index of U.S. stock market activity. The Inter@ctive Week Internet Index 100 is an unmanaged index of 100 companies considered by Inter@ctive Week magazine to be key drivers in the internet industry. The Fund has changed its primary index from the Russell 2000(R) Index to the S&P 500(R) Index which better represents the market in which the Fund typically invests.

Small-Cap Value Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

----------------------------------------------------------------------------------------------
                                                                                      Since
                                              1                                     Inception
                                            Year                                    (12/26/96)
----------------------------------------------------------------------------------------------
Russell 2000(R) Index(/1/)                  21.26%                                    13.08%
Russell 2000(R)
 Value Index(/1/)                           (1.49)%                                    6.69%

--------
(1) The Russell 2000(R) Value Index is an index which measures the performance of those Russell 2000(R) companies (the 2,000 smallest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. The Fund has changed its primary market index from the Russell 2000(R) Index to the Russell 2000(R) Value Index which better represents the market in which the Fund invests.

Small Company Growth Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

--------------------------------------------------------------------------------------------------
                                                                                           Since
                                 1                            5                          Inception
                               Year                         Years                        (12/1/91)
--------------------------------------------------------------------------------------------------
Russell 2000(R)
 Growth Index(/1/)             43.10%                       18.98%                         13.95%

--------
(1) The Russell 2000(R) Growth Index is an index which measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth rates. The Fund has changed its primary market index from the Russell 2000(R) Index to the Russell 2000(R) Growth Index which better represents the market in which the Fund typically invests.

Framlington Emerging Markets Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

---------------------------------------------------------------------------------------
                                                                               Since
                                                                             Inception
                                                  1 Year                     (12/31/96)
---------------------------------------------------------------------------------------
MSCI Emerging Markets  Free Index(/1/)            66.41%                       3.18%
MSCI Emerging Markets  Index(/1/)                 68.82%                       3.91%

--------
(1) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index used to measure common stock price movement of freely investable opportunities for foreign investors in emerging market countries. The Fund has changed its primary market index from the MSCI Emerging Markets Index to the MSCI Emerging Markets Free Index which better represents the market in which the Fund invests.

Framlington Global Financial Services Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                       Inception
                                          1 Year                                       (6/24/98)
------------------------------------------------------------------------------------------------
MSCI World Index(/1/)                     25.34%                                        32.85%

--------
(1) The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries.

Framlington Healthcare Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-------------------------------------------------------------------------------------------------
                                                                                         Since
                                                                                       Inception
                                          1 Year                                       (12/31/96)
-------------------------------------------------------------------------------------------------
MSCI World Index(/1/)                     25.34%                                         22.05%

--------
(1) The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries. The Fund has changed the index to which it is compared to better represent the market in which the it invests. Previously, the Fund was compared to the S&P Healthcare Composite.

Bond Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

--------------------------------------------------------------------------------------
                                                                               Since
                                              1                5             Inception
                                            Year             Years           (12/1/91)
--------------------------------------------------------------------------------------
Lehman Aggregate
 Bond Index(/1/)                           (0.83)%           7.73%             6.55%
50% Lehman Aggregate  Bond Index/50%
 Lehman Credit Index                       (1.38)%           7.96%             6.84%

--------
(1) The Lehman Brothers Aggregate Bond Index is unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Fund has changed its primary market index from the Lehman Brothers Government/Credit Index to the Lehman Brothers Aggregate Bond Index which better represents the market in which the Fund invests.

U.S. Government Income Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

----------------------------------------------------------------------------------------------------
                                                                                             Since
                               1                               5                           Inception
                             Year                            Years                         (7/5/94)
----------------------------------------------------------------------------------------------------
Lehman Gov't
Bond Index(/1/)              (2.23)%                         7.44%                           6.63%

--------
(1) The Lehman Brothers Government Bond Index is unmanaged index which is comprised of all publicly issued, non-convertible debt of the U.S. government or agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government. The Fund has changed its primary market index from the Lehman Brothers Government/Credit Index to the Lehman Brothers Government Bond Index which better represents the market in which the Fund invests.

Michigan Tax-Free Bond Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

---------------------------------------------------------------------------------------------------
                                                                                            Since
                                                                5                         Inception
                                1 Year                        Years                       (1/3/94)
---------------------------------------------------------------------------------------------------
1/3 Lehman Muni
20 Year/
1/3 Lehman 15 Year/
1/3 Lehman Muni
10 Year Index(/1/)              (2.81)%                       7.40%                         4.85%

--------
(1) The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index are performance benchmarks for the long-term investment grade tax-exempt bond market.

Tax-Free Bond Fund

Average Annual Total Return
(for the periods ended December 31, 1999)

-----------------------------------------------------------------------------------------------
                                                                                        Since
                                 1                           5                        Inception
                               Year                         Years                     (7/21/94)
-----------------------------------------------------------------------------------------------
1/3 Lehman Muni
20 Year/
1/3 Lehman 15 Year/
1/3 Lehman Muni
10 Year Index(/1/)             (2.81)%                      7.40%                       6.17%

--------
(1) The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index are performance benchmarks for the long-term investment grade tax-exempt bond market.

In the section entitled Risk/Return Summary--Fees and Expenses the fees and expenses and examples for the Future Technology Fund are hereby deleted in their entirety and replaced with the following:

Future Technology Fund

Management Fees.......................................... 1.00%   1 Year $  163
Other Expenses (4).......................................  .59%  3 Years $  506
                                                          ----- -------- ------
Total Annual Fund Operating Expenses (4)................. 1.59%  5 Years $  872
                                                          ===== ======== ======
                                                                10 Years $1,901

--------
(4) The expenses have been restated for the current fiscal year to reflect an increase in general operating expenses for the Future Technology Fund.

                                   MANAGEMENT
--------------------------------------------------------------------------------

The Management--Portfolio Managers section in the prospectus with respect to the Equity Income Fund is hereby deleted in its entirety and replaced with the following:

  Otto Hinzmann, Jr. and John Adams jointly manage the Fund. Mr. Hinzmann, Vice President and Director of Equity Management of MCM or of old MCM, Inc., the predecessor to MCM, since January 1987, has been the Fund's portfolio manager since February 1995. Mr. Adams, Senior Portfolio Manager of MCM has been a co-manager of the Fund since 2000. His responsibilities since joining MCM's predecessor in 1987 involve management of equity and balanced portfolios.

The Management--Portfolio Managers section in the prospectus with respect to the Framlington Healthcare Fund is hereby supplemented with the following:

  A team of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Anthony Milford, head of the Specialist Desk for Framlington, has been the Fund's primary portfolio manager since the Fund's inception. Mr. Milford has managed funds for Framlington since 1971.

                             AVAILABILITY OF SHARES

The Class Y Shares of all the Funds except the Cash Investment Fund, Multi-Season Growth Fund and the Money Market Fund are not currently available for purchase in the State of Nebraska. The Class Y shares of the Future Technology Fund, Framlington Global Financial Services Fund and MidCap Select Fund are not currently available for purchase in the State of New Hampshire. The Class Y shares of Framlington Global Financial Services Fund and MidCap Select Fund are not currently available for purchase in the State of Montana.